Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock reserved for future issuance	5,209,000	6,601,000	3,111,759
Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock reserved for future issuance	493,000	1,177,000	1,625,029
Public Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock reserved for future issuance	3,734,000	3,734,000
Stock Options
Class of Stock [Line Items]
Common stock reserved for future issuance	499,000	535,000	480,816
Restricted Stock Units
Class of Stock [Line Items]
Common stock reserved for future issuance	465,000	466,000	242,568
Authorized for Future Option Grants
Class of Stock [Line Items]
Common stock reserved for future issuance	18,000	689,000	763,346